GENERAL AND ADMINISTRATIVE - Summary of General and Administrative Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
General And Administrative Expenses [Abstract]
Salaries and Benefits	$ 64	$ 66	$ 185	$ 208
Administrative and Other	77	77	275	245
Stock-Based Compensation Expense (Recovery)	230	77	540	117
General and Administrative Expenses	$ 371	$ 220	$ 1,000	$ 570